Leases (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost
Balance as of January 1,	$ 7,641	$ 7,163
New leases	1,450	517
Adjustments for indexation	188	229
Disposals	(583)	(268)
Balance as of December 31,	8,696	7,641
Accumulated depreciation
Balance as of January 1,	978	465
Depreciation and amortization	874	728
Disposals	(307)	(215)
Balance as of December 31,	1,545	978
Depreciated cost
December 31,	7,151	6,663
Buildings [Member]
Cost
Balance as of January 1,	7,122	6,511
New leases	1,180	390
Adjustments for indexation	181	221
Disposals	(411)	0
Balance as of December 31,	8,072	7,122
Accumulated depreciation
Balance as of January 1,	743	208
Depreciation and amortization	664	535
Disposals	(162)	0
Balance as of December 31,	1,245	743
Depreciated cost
December 31,	6,827	6,379
Motor vehicles [Member]
Cost
Balance as of January 1,	519	652
New leases	270	127
Adjustments for indexation	7	8
Disposals	(172)	(268)
Balance as of December 31,	624	519
Accumulated depreciation
Balance as of January 1,	235	257
Depreciation and amortization	210	193
Disposals	(145)	(215)
Balance as of December 31,	300	235
Depreciated cost
December 31,	$ 324	$ 284